Related Party Transactions - Schedule of Transactions with a Related Party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
An Affiliated Company | Purchases of Inventories and Services
Related Party Transaction [Line Items]
Transactions with related parties	¥ 372,021	¥ 285,539	¥ 211,027
An Affiliated Company | Sales Of Inventories
Related Party Transaction [Line Items]
Transactions with related parties		1,762
Chief Executive Officer | Sales Of Inventories
Related Party Transaction [Line Items]
Transactions with related parties		¥ 10,418	¥ 20,113